UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:   SEPTEMBER 30, 2012

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE):   [ ] IS A RESTATEMENT.
                                   [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

   NAME:      KATHRYN A. HALL

   ADDRESS:   ONE MARITIME PLAZA, 5TH FLOOR
              SAN FRANCISCO, CALIFORNIA 94111

   FORM 13F FILE NUMBER:   28-14368

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

   NAME:    KATHRYN A. HALL
   TITLE:
   PHONE:   (415) 288-0544

SIGNATURE, PLACE AND DATE OF SIGNING

/S/ KATHRYN A. HALL         SAN FRANCISCO, CALIFORNIA   11/13/2012
-----------------------     -------------------------   ---------
[SIGNATURE]                 [CITY, STATE]               [DATE]


REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT.  (CHECK HERE IF ALL HOLDINGS OF THIS REPORTING MANAGER
    ARE REPORTED IN THIS REPORT.)
[ ] 13F NOTICE.  (CHECK HERE IF NO HOLDINGS REPORTED ARE IN THIS REPORT, AND ALL
    HOLDINGS ARE REPORTED BY OTHER REPORTING MANAGER(S).)
[ ] 13F COMBINATION REPORT.  (CHECK HERE IF A PORTION OF THE HOLDINGS FOR THIS
    REPORTING MANAGER ARE REPORTED IN THIS REPORT AND A PORTION ARE REPORTED BY OTHER REPORTING MANAGER(S).)

                            FORM 13F SUMMARY PAGE

Kathryn A. Hall
28-14368
Report for Period Ended:  9/30/2012

Report Summary:

   Number of Other Included Managers:                 0
   Form 13F Information Table Entry Total:            6
   Form 13F Information Table Value Total:       $200,430 (thousands)

List of Other Included Managers:

None

                                                 FORM 13-F INFORMATION TABLE
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        COLUMN 1         COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
                                                                                                           VOTING AUTHORITY
                         TITLE OF                   VALUE   SHRS OR   SH/  PUT/   INVESTMENT   OTHER
   NAME OF ISSUER         CLASS          CUSIP    (X$1000)  PRN AMT   PRN  CALL   DISCRETION  MANAGER   SOLE      SHARED  NONE
Capitalsource, Inc.      COM           14055X102    8,588  1,132,948   SH         SOLE               1,132,948      0      0
Gap, Inc.                COM           364760108  164,655  4,601,875   SH         SOLE               4,601,875      0      0
Ironwood Pharmaceuticals COM Class A   46333X108    2,474    193,588   SH         SOLE                 193,588      0      0
Comcast Corp New         COM Class A   20030N101      768     21,474   SH         SOLE                  21,747      0      0
AT&T Inc.                COM           00206R102      260      6,898   SH         SOLE                   6,898      0      0
First Republic Bank San  COM           33616C100   23,685    687,325   SH         SOLE                 687,325      0      0
Francisco CA
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